Submission	Oct. 15, 2025
Submission [Line Items]
Central Index Key	0002091484
Registrant Name	GalaxyEdge Acquisition Corp
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A